Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Dealer finance receivables:
Dealer finance receivables	¥ 5,434,496	¥ 5,414,550
Loan commitments:
Loan commitments	119,168	92,751
Group A [member]
Dealer finance receivables:
Dealer finance receivables	190,306	255,735
Loan commitments:
Loan commitments	95,485	68,050
Group B [member]
Dealer finance receivables:
Dealer finance receivables	94,200	230,403
Loan commitments:
Loan commitments	23,683	24,701
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	284,506	486,138
12-month expected credit losses [member]
Loan commitments:
Loan commitments	119,168	92,751
12-month expected credit losses [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	188,101	247,487
Loan commitments:
Loan commitments	95,485	68,050
12-month expected credit losses [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	91,995	225,651
Loan commitments:
Loan commitments	23,683	24,701
12-month expected credit losses [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	280,096	473,138
Lifetime expected credit losses [member] | Not credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	88	6,345
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	2,133	4,562
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	2,221	10,907
Lifetime expected credit losses [member] | Credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	2,117	1,903
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	72	190
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 2,189	¥ 2,093